Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Total		Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total Stock Holders Equity [Member]	Minority Interest And Earnings Losses Equity Investments [Member]
Beginning Balance at Dec. 31, 2009	$ 683,199		$ 3,024	$ 166,761	$ 532,805	$ 1,181	$ (26,836)	$ 676,935	$ 6,264
Beginning Balance, in shares, at Dec. 31, 2009			30,235,164				(933,082)
Reissuance of treasury shares	10,854			(699)			11,553	10,854
Reissuance of treasury shares, in shares							366,097
Shares issued under stock-based plans	2,013			(6,469)			8,482	2,013
Shares issued under stock-based plans, in shares							289,921
Stock-based compensation expense	3,815			3,815				3,815
Income tax benefit from stock-based compensation	2,250			2,250				2,250
Net income attributable to Cash America International, Inc.	115,538				115,538			115,538
Dividends paid	(4,135)				(4,135)			(4,135)
Unrealized derivatives gain (loss), net of tax	(97)					(97)		(97)
Foreign currency translation gain (loss), net of tax	5,372	[1]				5,015		5,015	357
Marketable securities unrealized gain (loss), net of tax	(1,302)	[2]				(1,302)		(1,302)
Purchases of treasury shares, in shares							(408,251)
Purchases of treasury shares	(14,482)						(14,482)	(14,482)
Loss attributable to noncontrolling interests	(294)								(294)
Ending Balance at Dec. 31, 2010	802,731		3,024	165,658	644,208	4,797	(21,283)	796,404	6,327
Ending Balance, in shares, at Dec. 31, 2010			30,235,164				(685,315)
Shares issued under stock-based plans	403			(3,949)			4,352	403
Shares issued under stock-based plans, in shares							131,382
Stock-based compensation expense	4,934			4,934				4,934
Income tax benefit from stock-based compensation	1,040			1,040				1,040
Net income attributable to Cash America International, Inc.	135,963				135,963			135,963
Dividends paid	(4,111)				(4,111)			(4,111)
Unrealized derivatives gain (loss), net of tax	98					98		98
Foreign currency translation gain (loss), net of tax	(12,679)	[1]				(12,287)		(12,287)	(392)
Marketable securities unrealized gain (loss), net of tax	496	[2]				496		496
Purchases of treasury shares, in shares							(457,423)
Purchases of treasury shares	(20,488)						(20,488)	(20,488)
Loss attributable to noncontrolling interests	(797)								(797)
Ending Balance at Dec. 31, 2011	907,590		3,024	167,683	776,060	(6,896)	(37,419)	902,452	5,138
Ending Balance, in shares, at Dec. 31, 2011			30,235,164				(1,011,356)
Shares issued under stock-based plans	1,251			(8,208)			9,459	1,251
Shares issued under stock-based plans, in shares							250,470
Stock-based compensation expense	3,982			3,982				3,982
Income tax benefit from stock-based compensation	2,082			2,082				2,082
Net income attributable to Cash America International, Inc.	82,990				82,990			82,990
Dividends paid	(3,078)				(3,078)			(3,078)
Unrealized derivatives gain (loss), net of tax	12					12		12
Foreign currency translation gain (loss), net of tax	10,038	[3]				9,939		9,939	99
Marketable securities unrealized gain (loss), net of tax	1,311	[4]				1,311		1,311
Purchases of treasury shares, in shares							(453,760)
Purchases of treasury shares	(18,215)						(18,215)	(18,215)
Loss attributable to noncontrolling interests	(5,317)								(5,317)
Purchase of noncontrolling interest	(8,384)			(7,665)				(7,665)	(719)
Ending Balance at Sep. 30, 2012	974,262		3,024	157,874	855,972	4,366	(46,175)	975,061	(799)
Ending Balance, in shares, at Sep. 30, 2012			30,235,164				(1,214,646)
Beginning Balance at Dec. 31, 2011	907,590		3,024	167,683	776,060	(6,896)	(37,419)	902,452	5,138
Beginning Balance, in shares, at Dec. 31, 2011			30,235,164				(1,011,356)
Shares issued under stock-based plans	1,784			(9,847)			11,631	1,784
Shares issued under stock-based plans, in shares							307,070
Stock-based compensation expense	4,804			4,804				4,804
Income tax benefit from stock-based compensation	2,638			2,638				2,638
Net income attributable to Cash America International, Inc.	107,470				107,470			107,470
Dividends paid	(4,096)				(4,096)			(4,096)
Unrealized derivatives gain (loss), net of tax	12					12		12
Foreign currency translation gain (loss), net of tax	9,064	[1]				8,952		8,952	112
Marketable securities unrealized gain (loss), net of tax	1,060	[2]				1,060		1,060
Purchases of treasury shares, in shares							(647,426)
Purchases of treasury shares	(25,516)						(25,516)	(25,516)
Loss attributable to noncontrolling interests	(5,806)								(5,806)
Purchase of noncontrolling interest	(8,384)			(7,665)				(7,665)	(719)
Ending Balance at Dec. 31, 2012	990,620		3,024	157,613	879,434	3,128	(51,304)	991,895	(1,275)
Ending Balance, in shares, at Dec. 31, 2012			30,235,164				(1,351,712)
Shares issued under stock-based plans	0			(4,871)			4,871	0
Shares issued under stock-based plans, in shares							127,087
Stock-based compensation expense	3,899			3,899				3,899
Income tax benefit from stock-based compensation	595			595				595
Redemption of convertible debt	(4,573)			(4,573)				(4,573)
Net income attributable to Cash America International, Inc.	115,244				115,244			115,244
Dividends paid	(2,996)				(2,996)			(2,996)
Foreign currency translation gain (loss), net of tax	(371)	[3]				(260)		(260)	(111)
Marketable securities unrealized gain (loss), net of tax	(254)	[4]				(254)		(254)
Purchases of treasury shares, in shares							(940,248)
Purchases of treasury shares	(45,448)						(45,448)	(45,448)
Loss attributable to noncontrolling interests	308								308
Purchase of noncontrolling interest	1,287			209				209	1,078
Ending Balance at Sep. 30, 2013	$ 1,058,311		$ 3,024	$ 152,872	$ 991,682	$ 2,614	$ (91,881)	$ 1,058,311	$ 0
Ending Balance, in shares, at Sep. 30, 2013			30,235,164				(2,164,873)

[1]	Net of tax benefit (provision) of $(1,426), $626 and $219 for the years ended December 31, 2012, 2011 and 2010.
[2]	Net of tax benefit (provision) of $(570), $(266) and $700 for the years ended December 31, 2012, 2011 and 2010.
[3]	Net of tax benefit (provision) of $1,977 and $1,529 for the three months ended September 30, 2013 and 2012, respectively, and $238 and $1,581 for the nine months ended September 30, 2013 and 2012, respectively.
[4]	Net of tax (provision) benefit of $(413) for the three months ended September 30, 2012 and $136 and $(705) for the nine months ended September 30, 2013 and 2012, respectively.